CONSOLIDATED STATEMENTS OF INCOME ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2015 ILS (₪) ₪ / shares shares
IFRSStatementLineItems [Line Items]
Revenue | ₪			₪ 311,978	₪ 294,202	₪ 312,514
Cost of sales | ₪			237,645	217,585	237,452
Gross profit | ₪			74,333	76,617	75,062
Operating costs and expenses
Selling expenses | ₪			42,090	39,405	37,294
General and administrative expenses | ₪			15,839	14,577	32,925
Other Income | ₪			(361)	(112)	(2,182)
Operating costs and expenses | ₪			57,568	53,870	68,037
Operating profit | ₪			16,765	22,747	7,025
Finance Income | ₪			17,937	(3,425)	3,363
Finance expense | ₪			3,769	3,143	978
Finance Income, net | ₪			14,168	(6,568)	2,385
Profit before taxes on Income | ₪			30,933	16,179	9,410
Taxes on Income | ₪			(5,910)	(5,327)	(2,566)
Net Income | ₪			₪ 25,023	₪ 10,852	₪ 6,844
Earnings per share:
Basic earnings per share | ₪ / shares			₪ 1.89	₪ 0.82	₪ 0.52
Diluted earnings per share | ₪ / shares			₪ 1.89	₪ 0.82	₪ 0.52
Shares used in computation of basic EPS | shares		13,240,913	13,240,913	13,240,913	13,090,729
Shares used in computation of diluted EPS | shares		13,240,913	13,240,913	13,240,913	13,090,729
US Dollars [Member]
IFRSStatementLineItems [Line Items]
Revenue | $	[1]	$ 89,985
Cost of sales | $	[1]	68,545
Gross profit | $	[1]	21,440
Operating costs and expenses
Selling expenses | $	[1]	12,140
General and administrative expenses | $	[1]	4,569
Other Income | $	[1]	(104)
Operating costs and expenses | $	[1]	16,605
Operating profit | $	[1]	4,835
Finance Income | $	[1]	5,173
Finance expense | $	[1]	1,087
Finance Income, net | $	[1]	4,086
Profit before taxes on Income | $	[1]	8,921
Taxes on Income | $	[1]	(1,705)
Net Income | $	[1]	$ 7,216
Earnings per share:
Basic earnings per share | $ / shares	[1]	$ 0.54
Diluted earnings per share | $ / shares	[1]	$ 0.54
Shares used in computation of basic EPS | shares	[1]	13,240,913	13,240,913
Shares used in computation of diluted EPS | shares	[1]	13,240,913	13,240,913

[1]	Convenience Translation into US Dollars.